Loans (Tables)	12 Months Ended
Jun. 30, 2012
Loans [Abstract]
Major Loan Segments and Classes [Table Text Block]

	At June 30,
(In thousands)	2012	2011
Real estate mortgages:
Residential	$193,378	$181,612
Nonresidential	80,794	63,860
Construction and land	4,190	5,745
Multifamily	5,522	6,048
Total real estate mortgages	283,884	257,265
Home equity loans	22,808	25,559
Consumer installment	4,070	4,008
Commercial loans	21,688	18,788
Total gross loans	332,450	305,620
Allowance for loan losses	(6,177)	(5,069)
Deferred fees and costs	478	495
Total net loans	$326,751	$301,046

Loan Balances by Internal Credit Quality Indicator [Table Text Block]

Loan balances by internal credit quality indicator as of June 30, 2012 are shown below.

(In thousands)	Performing	Watch	Special Mention	Substandard	Total
Residential mortgage	$188,446	$---	$557	$4,375	$193,378
Nonresidential mortgage	77,761	---	588	2,445	80,794
Residential construction & land	2,156	---	---	---	2,156
Commercial construction	669	---	290	1,075	2,034
Multi-family	4,185	---	780	557	5,522
Home equity	22,708	---	---	100	22,808
Consumer installment	4,044	1	---	25	4,070
Commercial loans	20,045	39	762	842	21,688
Total gross loans	$320,014	$40	$2,977	$9,419	$332,450

Loan balances by internal credit quality indicator as of June 30, 2011 are shown below.

(In thousands)	Performing	Watch	Special Mention	Substandard	Total
Residential mortgage	$176,615	$1,782	$95	$3,120	$181,612
Nonresidential mortgage	59,633	1,017	602	2,608	63,860
Residential construction & land	3,718	---	---	13	3,731
Commercial construction	1,789	---	---	225	2,014
Multi-family	5,036	---	434	578	6,048
Home equity	25,446	64	---	49	25,559
Consumer installment	3,960	7	---	41	4,008
Commercial loans	17,149	274	680	685	18,788
Total gross loans	$293,346	$3,144	$1,811	$7,319	$305,620

The Company had no loans classified Doubtful or Loss at June 30, 2012 or 2011.

Delinquent and Nonaccrual Loans By Past Due Status [Table Text Block]

The following table sets forth information regarding delinquent and/or nonaccrual loans as of June 30, 2012:

(In thousands)	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total Loans	Loans on Non-accrual
Residential mortgage	$99	$1674	$3,850	$5,623	$187,755	$193,378	$4,206
Nonresidential mortgage	424	1,088	1,041	2,553	78,241	80,794	1,868
Residential construction & land	---	---	---	---	2,156	2,156	---
Commercial construction	---	---	---	---	2,034	2,034	---
Multi-family	---	---	431	431	5,091	5,522	431
Home equity	52	---	100	152	22,656	22,808	60
Consumer installment	76	4	24	104	3,966	4,070	25
Commercial loans	3	596	257	856	20,832	21,688	303
Total gross loans	$654	$3,362	$5,703	$9,719	$322,731	$332,450	$6,893

The following table sets forth information regarding delinquent and/or nonaccrual loans as of June 30, 2011:

(In thousands)	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total Loans	Loans on Non-accrual
Residential mortgage	$1,766	$1,292	$2,294	$5,352	$176,260	$181,612	$3,074
Nonresidential mortgage	1,163	687	1,799	3,649	60,211	63,860	2,171
Residential construction & land	---	---	13	13	3,718	3,731	13
Commercial construction	225	---	---	225	1,789	2,014	225
Multi-family	128	---	449	577	5,471	6,048	577
Home equity	168	64	43	275	25,284	25,559	49
Consumer installment	31	25	13	69	3,939	4,008	41
Commercial loans	69	546	82	697	18,091	18,788	144
Total gross loans	$3,550	$2,614	$4,693	$10,857	$294,763	$305,620	$6,294

Nonaccrual Loans, Interest Income Data [Table Text Block]
(In thousands)	2012	2011
Interest income that would have been recorded if loans had been performing in accordance with original terms	$550	$529
Interest income that was recorded on nonaccrual loans during the fiscal year ended	277	226

Impaired Loans By Loan Portfolio Class [Table Text Block]

	As of June 30, 2012			For the year ended June 30, 2012
(in thousands)	Recorded Investment	Unpaid Principal	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential mortgage	$213	$276	$---	$213	$---
Nonresidential mortgage	1,148	1,148	---	814	58
Multi-family	433	433	---	145	11
Total loans with no related allowance	1,794	1,857	---	1,172	69
With an allowance recorded:
Residential mortgage	200	200	10	129	6
Nonresidential mortgage	648	648	208	651	21
Commercial construction	1,075	1,075	365	357	23
Multi-family	428	428	155	431	24
Commercial loans	562	562	35	542	35
Total loans with related allowance	2,913	2,913	773	2,110	109
Total impaired loans:
Residential mortgage	413	476	10	342	6
Nonresidential mortgage	1,796	1,796	208	1,465	79
Commercial construction	1,075	1,075	365	357	23
Multi-family	861	861	155	576	35
Commercial loans	562	562	35	542	35
Total impaired loans	$4,707	$4,770	$773	$3,282	$178

	As of June 30, 2011			For the year ended June 30, 2011
(In thousands)	Recorded Investment	Unpaid Principal	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential mortgage	$213	$276	$---	$349	$4
Nonresidential mortgage	462	462	---	463	8
Total loans with no related allowance	675	738	---	812	12
With an allowance recorded:
Residential mortgage	46	46	2	46	1
Nonresidential mortgage	1,255	1,255	292	1,257	11
Multifamily	434	434	160	435	4
Commercial loans	500	500	12	500	7
Total loans with related allowance	2,235	2,235	466	2,238	23
Total impaired loans:
Residential mortgage	259	322	2	395	5
Nonresidential mortgage	1,717	1,717	292	1,720	19
Multifamily	434	434	160	435	4
Commercial loans	500	500	12	500	7
Total impaired loans	$2,910	$2,973	$466	$3,050	$35

Activity and Allocation of Allowance For Loan Losses [Table Text Block]

The following tables set forth the activity and allocation of the allowance for loan losses by loan category during and at the periods indicated. The allowance is allocated to each loan category based on historical loss experience and economic conditions. The Company does not reserve for unfunded commitments as these commitments are unconditionally cancelable at any time by the bank, and therefore, no loss is expected.

(In thousands)	Balance June 30, 2011	Charge-offs	Recoveries	Provision	Balance June 30, 2012
Residential mortgage	$1,767	$208	$7	$597	$2,163
Nonresidential mortgage	1,859	212	---	429	2,076
Residential construction & land	27	---	---	(8)	19
Commercial construction	89	---	---	318	407
Multi-family	410	---	---	(73)	337
Home equity	186	---	---	1	187
Consumer installment	203	280	82	202	207
Commercial loans	528	67	2	182	645
Unallocated	---	---	---	136	136
Total	$5,069	$767	$91	$1,784	$6,177

	Allowance for Loan Loss		Loans Receivable
	Ending Balance June 30, 2012 Impairment Analysis		Ending Balance June 30, 2012 Impairment Analysis
(In thousands)	Individually Evaluated	Collectively Evaluated	Individually Evaluated	Collectively Evaluated
Residential mortgage	$10	$2,153	$413	$192,965
Nonresidential mortgage	208	1,868	1,796	78,998
Residential construction & land	---	19	---	2,156
Commercial construction	365	42	1,075	959
Multi-family	155	182	861	4,661
Home equity	---	187	---	22,808
Consumer installment	---	207	---	4,070
Commercial loans	35	610	562	21,126
Unallocated	---	136	---	---
Total	$773	$5,404	$4,707	$327,743

(In thousands)	Balance June 30, 2010	Charge-offs	Recoveries	Provision	Balance June 30, 2011
Residential mortgage	$1,427	$140	$---	$480	$1,767
Nonresidential mortgage	1,517	106	---	448	1,859
Residential construction & land	48	---	---	(21)	27
Commercial construction	49	---	---	40	89
Multi-family	223	200	---	387	410
Home equity	205	---	---	(19)	186
Consumer installment	120	232	95	220	203
Commercial loans	435	9	9	93	528
Total	$4,024	$687	$104	$1,628	$5,069

	Allowance for Loan Loss	Loans Receivable
	Ending Balance June 30, 2011 Impairment Analysis		Ending Balance June 30, 2011 Impairment Analysis
(In thousands)	Individually Evaluated	Collectively Evaluated	Individually Evaluated	Collectively Evaluated
Residential mortgage	$2	$1,765	$259	$181,353
Nonresidential mortgage	292	1,567	1,717	62,143
Residential construction & land	---	27	---	3,731
Commercial construction	---	89	---	2,014
Multi-family	160	250	434	5,614
Home equity	---	186	---	25,559
Consumer installment	---	203	---	4,008
Commercial loans	12	516	500	18,288
Total	$466	$4,603	$2,910	$302,710

Troubled Debt Restructurings on Financing Receivables [Table Text Block]

	As of June 30, 2012
(in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Current Outstanding Recorded Investment
Residential mortgage	2	$246	$156	$154